Assets Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of Assets Held For Sale [Roll Forward]
As of January 1	$ 0	$ 0
Reclassification from Vessels	7,761	0
Total assets held for sale December 31	$ 7,761	$ 0